Cover	Nov. 29, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2021
Entity File Number	001-39843
Entity Registrant Name	KludeIn I Acquisition Corp.
Entity Central Index Key	0001826671
Entity Tax Identification Number	85-3187857
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1096 Keeler Avenue
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94708
City Area Code	(650)
Local Phone Number	246-9907
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	INKAU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	INKA
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share, subject to adjustment
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share, subject to adjustment
Trading Symbol	INKAW
Security Exchange Name	NASDAQ